Leases (Details) - Schedule of Right-of-use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of Right-of-use assets [Line Items]
Less accumulated amortization	$ (1,550)	$ (1,281)
Right-of-use asset, net	1,212	1,737
Less discontinued operations	(681)	(724)
Right-of-use asset, continuing operations	531	1,013
Palo Alto, CA Office [Member]
Leases (Details) - Schedule of Right-of-use assets [Line Items]
Right-of-use asset, before accumulated amortization	630	631
Hyderabad, India Office [Member]
Leases (Details) - Schedule of Right-of-use assets [Line Items]
Right-of-use asset, before accumulated amortization	342	359
Coquitlam, Canada Office [Member]
Leases (Details) - Schedule of Right-of-use assets [Line Items]
Right-of-use asset, before accumulated amortization	91	97
Westminster, Canada Office [Member]
Leases (Details) - Schedule of Right-of-use assets [Line Items]
Right-of-use asset, before accumulated amortization		10
Toronto, Canada Office [Member]
Leases (Details) - Schedule of Right-of-use assets [Line Items]
Right-of-use asset, before accumulated amortization	565	949
Ratingen, Germany Office [Member]
Leases (Details) - Schedule of Right-of-use assets [Line Items]
Right-of-use asset, before accumulated amortization	85	90
Berlin, Germany Office [Member]
Leases (Details) - Schedule of Right-of-use assets [Line Items]
Right-of-use asset, before accumulated amortization	508	536
Slough, United Kingdom Office [Member]
Leases (Details) - Schedule of Right-of-use assets [Line Items]
Right-of-use asset, before accumulated amortization		34
Frankfurt, Germany Office [Member]
Leases (Details) - Schedule of Right-of-use assets [Line Items]
Right-of-use asset, before accumulated amortization	294	312
Manila, Philippines Office [Member]
Leases (Details) - Schedule of Right-of-use assets [Line Items]
Right-of-use asset, before accumulated amortization	$ 247